SECURED DEBENTURE (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of future minimum required payments

Period ending December 31,
2024	$260,550
2025	260,550
2026	260,550
2027	259,994
2025	–
$1,041,644